Acquired Intangible Assets, Net (Indefinite-lived intangible assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Acquired Indefinite-lived Intangible Assets [Line Items]
Acquired indefinite-lived intangible assets, gross	$ 18,513	$ 5,190
Less: Accumulated impairment loss	(4,165)	(1,305)
Acquired indefinite-lived intangible assets, net	14,348	3,885
Impairment loss on indefinite-lived intangible assets	2,926	0	$ 841
Domain names [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Acquired indefinite-lived intangible assets, gross	16,115	2,937
Less: Accumulated impairment loss	(3,080)	(282)
Trademarks and others [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Acquired indefinite-lived intangible assets, gross	2,398	2,253
Less: Accumulated impairment loss	$ (1,085)	$ (1,023)